Contingent consideration (Tables)	12 Months Ended
Jun. 30, 2025
Statement [line items]
Summary of liabilities - contingent consideration

	2025 A$’000	2024 A$’000
Current Liabilities
Contingent consideration - EVT801	—	3,253
	—	3,253

Non-current Liabilities
Contingent consideration - Paxalisib	—	1,266
Contingent consideration - EVT801	—	2,486
	—	3,752
	—	7,005

Summary of reconciliation of contingent consideration

	2025	2024
	A$’000	A$’000
Contingent consideration at start of period (current and non-current)	7,005	6,871
Interest on unwinding of discount	232	339
Foreign currency loss / (gain)	317	(86)
Gain on remeasurement of contingent consideration	(7,554)	(119)

	—	7,005